SUBSEQUENT EVENTS (Details Narrative)							4 Months Ended		12 Months Ended
	Jan. 10, 2022 USD ($)	Jan. 10, 2022 CNY (¥)	Nov. 01, 2021	Oct. 21, 2021	Oct. 02, 2021 shares	Sep. 28, 2021	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jan. 26, 2022 USD ($)	Jan. 26, 2022 CNY (¥)	Dec. 06, 2021 USD ($)	Dec. 06, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Jun. 28, 2021 $ / shares shares
Subsequent Event [Line Items]
Repayments of short term loan | $									$ 2,563,433	$ 2,872,778	$ 4,514,482
Line of credit maximum borrowing capacity									$ 5,900,000						¥ 15,000,000	¥ 38,000,000
Variable interest entity ownership percentage			100.00%
Warrants exercised
Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants issued																	101,200
Warrant terms																	5 years
Warrant exercise price | $ / shares																	$ 5.00
Warrants exercised									0
Xian App Chem Bio Tech [Member]
Subsequent Event [Line Items]
Variable interest entity ownership percentage						100.00%
Xi’an CMIT and Xi’an Youpincui [Member]
Subsequent Event [Line Items]
Variable interest entity ownership percentage				100.00%
Subsequent Event [Member] | Underwriter Warrants [Member]
Subsequent Event [Line Items]
Warrants exercised					20,381
Subsequent Event [Member] | Shanghai pudong development bank [Member]
Subsequent Event [Line Items]
Line of credit maximum borrowing capacity														$ 2,300,000	¥ 15,000,000
Proceeds from lines of credit	$ 1,500,000	¥ 10,000,000
Line of credit, Interest rate	5.00%	5.00%
Line of credit, maturity date	Jan. 09, 2023	Jan. 09, 2023
Line of credit, collateral	A third-party Xian Financial Guarantee Co., Ltd. provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan.	A third-party Xian Financial Guarantee Co., Ltd. provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan.
Line of credit remaining borrowing capacity												$ 800,000	¥ 5,000,000
Subsequent Event [Member] | PRC Banks [Member]
Subsequent Event [Line Items]
Repayments of short term loan							$ 41,381	¥ 267,238